ACCOUNTS RECEIVABLE (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Movements of allowance for doubtful accounts receivable
Balance at beginning of the year		(17,333)	(15,536)	(10,367)
Charged to costs and expenses	(2,425)	(14,681)	(12,129)	(14,343)
Write-off of receivable balances and corresponding provisions		9,843	10,332	9,174
Balance at end of the year		(22,171)	(17,333)	(15,536)
Minimum aging of accounts receivable, which could be collected within one year	1 year	1 year
Period within which accounts receivable with aging more than one year net of allowance for doubtful accounts could be collected	1 year	1 year